Convertible Preferred Shares - Summary of Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Carrying Value	$ 272,815	$ 249,081
Series A Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	20,418,209	20,418,209
Number of shares Issued and outstanding	20,418,209	20,418,209
Carrying Value	$ 9,000
Liquidation preference	$ 11,682
Series B Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	15,906,053	15,906,053
Number of shares Issued and outstanding	15,906,053	15,906,053
Carrying Value	$ 66,348	$ 66,348
Liquidation preference	$ 89,659
Series B-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	3,032,940	3,032,940
Number of shares Issued and outstanding	3,032,940	3,032,940
Carrying Value	$ 12,500	$ 12,500
Liquidation preference	$ 13,693
Series C Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	28,973,439	28,973,439
Number of shares Issued and outstanding	28,216,005	28,216,005
Carrying Value	$ 161,233	$ 161,233
Liquidation preference	$ 186,954
Series C-1 Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Number of shares Authorized	15,191,550	0
Number of shares Issued and outstanding	2,699,114	0
Carrying Value	$ 23,734	$ 0
Liquidation preference	$ 26,218